NET INTEREST INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of interest income (expense) [text block] [Abstract]
Disclosure of interest income (expense) [text block]

NOTE 5: NET INTEREST INCOME

	Weighted average effective interest rate
	2019	2018	2017	2019	2018	2017
	%	%	%	£m	£m	£m
Interest and similar income:
Loans and advances to customers	3.17	3.17	3.16	15,790	15,078	14,712
Loans and advances to banks	0.78	0.84	0.40	514	565	271
Debt securities held at amortised cost	2.23	1.60	1.29	122	66	43
Interest receivable on financial assets held at amortised cost	2.89	2.87	2.81	16,426	15,709	15,026
Financial assets at fair value through other comprehensive income	1.64	1.98		435	640
Available-for-sale financial assets			1.96			980
Total interest and similar income[1]	2.83	2.82	2.73	16,861	16,349	16,006
Interest and similar expense:
Deposits from banks, excluding liabilities under sale and repurchase transactions	0.86	1.39	1.18	(96)	(117)	(80)
Customer deposits, excluding liabilities under sale and repurchase transactions	0.59	0.53	0.49	(2,015)	(1,812)	(1,721)
Debt securities in issue[2]	1.24	0.27	0.37	(1,204)	(234)	(266)
Subordinated liabilities	6.79	7.63	7.93	(1,201)	(1,388)	(1,481)
Lease liabilities	2.49	2.46	2.38	(42)	(1)	(1)
Liabilities under sale and repurchase agreements	1.12	0.96	0.58	(301)	(245)	(110)
Interest payable on liabilities held at amortised cost	0.98	0.79	0.79	(4,859)	(3,797)	(3,659)
Amounts payable to unitholders in consolidated open-ended investment vehicles[4]	13.64	(6.07)	9.15	(1,822)	844	(1,435)
Total interest and similar expense[3]	1.31	0.60	1.06	(6,681)	(2,953)	(5,094)
Net interest income				10,180	13,396	10,912

1	Includes £26 million (2018: £31 million; 2017: £12 million) of interest income on liabilities with negative interest rates and £45 million (2018: £46 million; 2017: £49 million) in respect of interest income on finance leases.

2	The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.57 per cent (2018: 2.68 per cent; 2017: 2.43 per cent).

3	Includes £119 million (2018: £10 million; 2017: £50 million) of interest expense on assets with negative interest rates.

4	Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.

Included within interest and similar income is £198 million (2018: £227 million; 2017: £179 million) in respect of credit-impaired financial assets. Net interest income also includes a credit of £608 million (2018: credit of £701 million; 2017: credit of £651 million) transferred from the cash flow hedging reserve (see note 42).